April 30, 2007

Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Preliminary Information Statement for Calvert Variable Series, Inc. Ameritas Income & Growth Portfolio Ameritas MidCap Growth Portfolio SEC File Nos. 2-80154 and 811-3591

Ladies and Gentlemen:

The above Registrant filed today electronically on EDGAR a Preliminary Information Statement on Schedule 14C for Calvert Variable Series, Inc. Ameritas Income & Growth Portfolio and Ameritas MidCap Growth Portfolio (together, the "Portfolios") pursuant to Rule 14(c) under the Securities Exchange Act of 1934. Its purpose is to revise the disclosure about the change in control to the sub-advisor of the Portfolios.

As always, please feel free to contact me at 301-951-4858 with any questions or comments about this filing.

Truly Yours,

Ivy Wafford Duke
Associate General Counsel

cc:     Sally Samuel